UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Financial Advisory Group, Inc.
Address: 5599 San Felipe, Suite 900
         Houston, Texas 77056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Holden
Title: Director of Investment Research
Phone: 713-627-7660

Signature, Place, and Date of Signing:

Curtis Holden               Houston, Texas            January 20,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              44
                                                  -----------------------

Form 13F Information Table Value Total:            $ 104048.976(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                            TITLE OF                    VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M CO	                     COM	   88579Y101	344.165	   4211SH		Sole		                    4211
AMERICAN ELEC TECH INC	     COM	   025576109	147.864	  29107SH		Sole		                   29107
APPLE INC	             COM	   037833100	368.145	    909SH		Sole		                     909
BAXTER INTERNTL INC	     COM	   071813109	281.739	   5694SH		Sole		                    5694
BOEING CO	             COM	   097023105	493.059	   6722SH		Sole		                    6722
CHEVRON CORP NEW	     COM	   166764100	392.19	   3686SH		Sole		                    3686
EMERSON ELECTRIC CO	     COM	   291011104	283.593	   6087SH		Sole		                    6087
ENTERPRISE PRODS PRTNR LP    COM	   293792107	323.315	   6971SH		Sole		                    6971
EXXON MOBIL CORP	     COM	   30231G102   2582.636   30470SH		Sole		                   30470
FREEPORT MCMORAN CPPR GLD    COM	   35671D857	267.978	   7284SH		Sole		                    7284
GENERAL ELECTRIC CO	     COM	   369604103	192.335	  10739SH		Sole		                   10739
GOOGLE INC 	             CL A	   38259P508	375.268	    581SH		Sole		                     581
HEWLETT PACKARD CO	     COM	   428236103	309.3	  12007SH		Sole		                   12007
HOME DEPOT INC	             COM	   437076102	221.214	   5262SH		Sole		                    5262
ISHARES TR                BRCLY INTR CR    464288638	294.745	   2750SH		Sole		                    2750
ISHARES TR	         MSCI ACJPN IDX	   464288182	373.901	    7493SH		Sole		                    7493
ISHARES TR	          RUSSLL MIDCP     464287499	869.245	    8832SH		Sole		                    8832
ISHARES TR BARCLYS1-3YRCR    BRCLY	   464288646   1849.55	   17750SH		Sole		                   17750
ISHARES TR BARCLYS MBS BD    BRCLY         464288588	454.11	    4202SH		Sole		                    4202
JOHNSON & JOHNSON	     COM	   478160104	202.118	    3082SH		Sole		                    3082
JPMORGAN CHASE & CO	  ALERN ML ETN	   46625H365  12173.838   312390SH		Sole		                  312390
LOCKHEED MARTIN CORP	     COM	   539830109	305.398     3775SH		Sole		                    3775
MAGNUM HUNTER RES CORP DEL   COM	   55973B102	 53.9	   10000SH		Sole		                   10000
MC DONALDS CORP	             COM	   580135101	492.921	    4913SH		Sole		                    4913
NEOPROBE CORP	             COM	   640518106	 39.3	   15000SH		Sole		                   15000
NORFOLK SOUTHERN CORP	     COM	   655844108	293.48	    4028SH		Sole		                    4028
ORACLE CORP	             COM	   68389X105	409.964	   15983SH		Sole		                   15983
PEPSICO INC	             COM	   713448108	847.024	   12766SH		Sole		                   12766
POWERSHS QQQ TRUST 	     UNIT SER 1	   73935A104	566.172	   10141SH		Sole		                   10141
PRECISION CASTPARTS CORP     COM	   740189105	411.975	    2500SH		Sole		                    2500
PROCTER & GAMBLE CO	     COM	   742718109	383.849	    5754SH		Sole		                    5754
RYDEX ETF TRUST        	 S&P500 EQ TRD	   78355W106   4893.462   105736SH		Sole		                  105736
SPDR S&P 500 ETF TR  	      TR UNIT	   78462F103  16485.304   131357SH		Sole		                  131357
SCHLUMBERGER LTD  	      COM	   806857108	318.53	    4663SH		Sole		                    4663
SPDR DOWJONES INDL AVG ETF    UT SER 1	   78467X109  38496.923   315937SH		Sole		                  315937
SPDR GOLD TRUST               GOLD SHS	   78463V107   1263.341     8312SH		Sole		                    8312
SPDR SERIES TRUST	S&P DIVID ETF	   78464A763   5822.27    108080SH		Sole		                  108080
UNION PAC CORP	              COM	   907818108	305.319	    2882SH		Sole		                    2882
UNITED TECHNCORP	      COM	   913017109	679.883	    9302SH		Sole		                    9302
VANGUARD SPECLIZD PORTFOL  DIV APP ETF	   921908844	306.04	    5600SH		Sole		                    5600
VANGUARD INDEX FDS	   LRG CAP ETF	   922908637   6974.843	  121725SH		Sole		                  121725
VANGUARD INTL EQU IDX F	 MSCI EMR MKT ETF  922042858	725.99	   19000SH		Sole		                   19000
VANGUARD SCOTTSDALE FDS	    SHRT TRM CRP   92206C409	498.304	    6400SH		Sole		                    6400
WAL MART STORES INC	       COM	   931142103	674.476	   11286SH		Sole		                   11286

TOTAL   $104048.976x1000


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